Trade And Unbilled Receivables, Net	12 Months Ended
Dec. 31, 2011
Trade And Unbilled Receivables, Net [Abstract]
Trade And Unbilled Receivables, Net
Note 3 -           TRADE AND UNBILLED RECEIVABLES, NET

	December 31,
	2011	2010
Receivables (1)	$456,479	$505,441
Unbilled receivables	219,906	208,138
Less – allowance for doubtful accounts	(6,861)	(11,215)
	$669,524	$702,364

(1)Includes affiliated companies	$20,030	$19,308

Unbilled receivables on long-term contracts principally represent sales recorded under the percentage-of-completion method of accounting, when sales or revenues based on performance attainment, though appropriately recognized, cannot be billed yet under terms of the contract as of the balance sheet date. Accounts receivable related to claims are items that the Company believes are earned, but are subject to uncertainty concerning determination of their ultimate realization. Such amounts were not material as of the balance sheet date. Accounts receivables and unbilled receivables, other than those detailed under Note 7, are expected to be billed and collected during 2012.

Short and long-term trade and unbilled receivables include receivables from IMOD in the amount of $404,104 and $320,899, as of December 31, 2011 and 2010, respectively.

As for long-term trade and unbilled receivables – see Note 7.